PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING (Details Narrative) - USD ($)	1 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Short-Term Debt [Line Items]
Number of common stock value							$ 158,820
Short term debt						$ 1,765,050	390,050
Gain (Loss) on Extinguishment of Debt						$ (373,142)	$ (257,810)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						23,165,000	38,623,816
Additional Paid in Capital						$ 41,655,026	$ 41,416,632
Amortization of debt discount (premium)						0	900,000
Interest expense						$ 1,044,786	2,971,046
Common Stock [Member]
Short-Term Debt [Line Items]
Number of common stock value							$ 13,000
Number of common stock issued							1,300,000
JH Darbie Placement Agreement [Member]
Short-Term Debt [Line Items]
Sale of transaction shares						10
Interest rate					16.00%
Agent fees		$ 25,000
Debt conversion description		Subsequently, the Company paid JH Darbie an advance of $75,000 for processing the first tranche of the Financing and the balance of their fees of $75,000 in July 2023, when the Financing for both Tranche 1 and Tranche 2 was closed. The issuance of the Units in July 2023 represented the two tranches of the Financing (“Tranche 1 and 2”). Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company is to provide warrant coverage equal to 13% of all of the units sold to JH Darbie. As the Company converted an aggregate of 82 units, JH Darbie was entitled to earn a total of 1,300,000 warrants. Further, in October 2023, the Company entered into a series of subscription agreements with 27 accredited investors which resulted in a conversion of a gross amount of $1.05 million, consisting of 42 notes, under the prior JH Darbie Financing into new debt to the Company.
JH Darbie Placement Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Sale of transaction shares		10
JH Darbie Placement Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Sale of transaction shares		200
JH Darbie Placement Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Number of common stock issued	250,000	250,000
Shares issued price per share	$ 0.12	$ 0.12	$ 0.12
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Short-Term Debt [Line Items]
Sale of transaction shares	82		82
Debt conversion description		JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Short term debt		$ 2,050,000.00
J H Darbie Placement Agreement Two [Member]
Short-Term Debt [Line Items]
Conversion price						$ 0.10
Issuance cost						$ 300,000
Stock issued during the period warrant grant						2,665,000
Interest rate						16.00%
Amortization of debt discount (premium)						$ 284,000
Interest expense						50,000
J H Darbie Placement Agreement Two [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense						$ 122,000
J H Darbie Placement Agreement Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Conversion price						$ 0.008
Gain (Loss) on Extinguishment of Debt				$ 95,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						11,300,000
Additional Paid in Capital						$ 95,000
Share Price						$ 0.12
J H Darbie Placement Agreement Two [Member] | One Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate	16.00%	16.00%
Number of common stock value	$ 25,000	$ 25,000
Number of common stock issued	250,000	250,000
Conversion price	$ 0.01	$ 0.01	$ 0.01					$ 0.10
J H Darbie Placement Agreement Two [Member] | Accredited Investors [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Short term debt		$ 1,000,000.0